Pensions and Other Benefit Plans (Details 11) (USD $)	Dec. 30, 2012
Retirement Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payaments, 2013	$ 695,000,000
Projected future benefit payaments, 2014	715,000,000
Projected future benefit payaments, 2015	736,000,000
Projected future benefit payaments, 2016	775,000,000
Projected future benefit payaments, 2017	820,000,000
Projected future benefit payaments, 2018-2022	4,934,000,000
Other benefit plans gross [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payaments, 2013	327,000,000
Projected future benefit payaments, 2014	221,000,000
Projected future benefit payaments, 2015	220,000,000
Projected future benefit payaments, 2016	220,000,000
Projected future benefit payaments, 2017	220,000,000
Projected future benefit payaments, 2018-2022	1,121,000,000
Medicare rebates [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payaments, 2013	(11,000,000)
Projected future benefit payaments, 2014	0
Projected future benefit payaments, 2015	0
Projected future benefit payaments, 2016	0
Projected future benefit payaments, 2017	0
Projected future benefit payaments, 2018-2022	0
Other benefit plans - net [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payaments, 2013	316,000,000
Projected future benefit payaments, 2014	221,000,000
Projected future benefit payaments, 2015	220,000,000
Projected future benefit payaments, 2016	220,000,000
Projected future benefit payaments, 2017	220,000,000
Projected future benefit payaments, 2018-2022	$ 1,121,000,000